CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Common Shares	Warrants	Share Options, DSU's and RSU's	Contributed surplus	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2019	$ 229,112	$ 1,560	$ 8,645	$ 19,348	$ (130,713)	$ (1,282)	$ 126,670
Balance (in shares) at Dec. 31, 2019	119,150,667
Statement of equity [Line Items]
Net loss	$ 0	0	0	0	(31,234)	0	(31,234)
Other comprehensive income	0	0	0	0	0	2,020	2,020
Share-based compensation expense recognized	0	0	4,172	0	0	0	4,172
Wheaton warrants		4,800					4,800
Equity Offering, net of issuance costs	$ 36,090						36,090
Equity Offering, net of issuance costs (in shares)	15,656,675
Exercise of share options	$ 4,254		(1,440)				2,814
Exercise of share options (in shares)	2,217,499
Share options forfeited or expired			(1)	1
Release of RSU/DSU settlement shares	$ 975		(975)
Release of RSU/DSU settlement shares (in shares)	467,327
Balance at Dec. 31, 2020	$ 270,431	6,360	10,401	19,349	(161,947)	738	145,332
Balance (in shares) at Dec. 31, 2020	137,492,168
Statement of equity [Line Items]
Net loss	$ 0	0	0	0	(3,146)	0	(3,146)
Other comprehensive income						62	62
Share-based compensation expense recognized			4,820				4,820
Equity Offering, net of issuance costs	$ 37,955						37,955
Equity Offering, net of issuance costs (in shares)	10,919,220
Flow-through share premium	$ (2,686)						(2,686)
Exercise of share options	$ 5,696		(1,931)				3,765
Exercise of share options (in shares)	2,272,431
Share options forfeited or expired			(383)	383
Release of RSU/DSU settlement shares	$ 1,742		(1,742)
Release of RSU/DSU settlement shares (in shares)	873,726
Balance at Dec. 31, 2021	$ 313,138	$ 6,360	$ 11,165	$ 19,732	$ (165,093)	$ 800	$ 186,102
Balance (in shares) at Dec. 31, 2021	151,557,545